Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Foreign Activities Disclosure [Line Items]
Cash and due from banks		¥ 8,656,322	¥ 3,353,236	¥ 3,689,228	¥ 3,619,253
Interest-earning deposits in other banks		41,017,579	37,364,698
Trading account assets		50,825,399	46,904,903
Investment securities		45,647,614	52,207,974
Loans-net of unearned income, unamortized premiums and deferred loan fees	[1]	122,790,958	118,265,202
Deposits		181,438,087	171,991,267
Funds borrowed:
Call money, funds purchased		1,388,589	3,668,986
Payables under repurchase agreements		22,114,424	20,728,205
Payables under securities lending transactions		4,710,407	8,205,349
Other short-term borrowings		9,358,020	11,546,048
Long-term debt		21,972,077	19,968,735
Trading account liabilities		21,025,012	17,029,385
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		870,492	773,580
Interest-earning deposits in other banks		7,445,190	8,591,461
Total		8,315,682	9,365,041
Trading account assets		35,572,903	32,992,334
Investment securities		7,699,198	7,467,951
Loans-net of unearned income, unamortized premiums and deferred loan fees		50,359,697	48,404,292
Deposits		45,738,855	46,024,124
Funds borrowed:
Call money, funds purchased		335,003	315,156
Payables under repurchase agreements		9,986,251	9,228,209
Payables under securities lending transactions		183,664	47,852
Other short-term borrowings		5,218,502	4,830,626
Long-term debt		3,452,160	3,577,497
Total		19,175,580	17,999,340
Trading account liabilities		¥ 7,870,518	¥ 8,169,332

[1]	The above table includes loans held for sale of ¥88,927 million and ¥100,889 million at March 31, 2015 and 2016, respectively, which are carried at the lower of cost or fair value.